Other reserves	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Other Reserves	Other reserves

Other reserves attributable to Shell plc shareholders

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2022	37,298	154	139	964	(19,646)	18,909
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	2,024	2,024
Transfer from other comprehensive income	—	—	—	—	(34)	(34)
Repurchases of shares	—	—	57	—	—	57
Share-based compensation	—	—	—	176	—	176
At December 31, 2022	37,298	154	196	1,140	(17,656)	21,132
At January 1, 2021	37,298	154	129	906	(25,735)	12,752
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	6,134	6,134
Transfer from other comprehensive income	—	—	—	—	(45)	(45)
Repurchases of shares	—	—	10	—	—	10
Share-based compensation	—	—	—	58	—	58
At December 31, 2021	37,298	154	139	964	(19,646)	18,909
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive loss attributable to Shell plc shareholders	—	—	—	—	(1,832)	(1,832)
Transfer from other comprehensive income	—	—	—	—	270	270
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(143)	—	(143)
At December 31, 2020	37,298	154	129	906	(25,735)	12,752
The merger reserve and share premium reserve were established as a consequence of the Company becoming the single parent company of Royal Dutch Petroleum Company and The "Shell" Transport and Trading Company, plc, now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc.
The capital redemption reserve was established in connection with repurchases of shares of the Company.
The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 27). The movement comprises the net of the charge for the year and the release as a result of vested awards.
28. Other reserves continued
Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Shell plc shareholders

								$ million
	Currency translation differences	Equity instruments remeasurements	Debt instruments remeasurements	Cash flow hedging (losses)/gains	Net investment hedging (losses)/gains	Deferred cost of hedging	Retirement benefits remeasurements	Total
At January 1, 2022	(9,563)	1,294	3	(536)	(2,144)	(226)	(8,474)	(19,646)
Recognised in other comprehensive income	(3,422)	(524)	(90)	426	180	64	6,982	3,616
Reclassified to income	437	—	12	(636)	—	81	—	(106)
Reclassified to the balance sheet	—	—	—	(81)	—	—	—	(81)
Reclassified to retained earnings	—	(32)	—	—	—	—	(2)	(34)
Tax on amounts recognised/reclassified	(1)	33	—	59	—	55	(1,516)	(1,370)
Total, net of tax	(2,986)	(523)	(78)	(232)	180	200	5,464	2,025
Share of joint ventures and associates	30	(283)	—	244	—	—	30	21
Other comprehensive income/(loss) for the period	(2,956)	(806)	(78)	12	180	200	5,494	2,046
Less: non-controlling interest	(71)	(1)	—	—	—	—	16	(56)
Attributable to Shell plc shareholders	(3,027)	(807)	(78)	12	180	200	5,510	1,990
At December 31, 2022	(12,590)	487	(75)	(524)	(1,964)	(26)	(2,964)	(17,656)
At January 1, 2021	(8,175)	1,144	31	(485)	(2,439)	(187)	(15,624)	(25,735)
Recognised in other comprehensive income	(1,841)	180	(23)	88	295	(145)	10,191	8,745
Reclassified to income	368	—	(5)	(38)	—	92	—	417
Reclassified to the balance sheet	—	—	—	(13)	—	—	—	(13)
Reclassified to retained earnings	—	(45)	—	—	—	—	—	(45)
Tax on amounts recognised/reclassified	60	(35)	—	(16)	—	14	(2,993)	(2,970)
Total, net of tax	(1,413)	100	(28)	21	295	(39)	7,198	6,134
Share of joint ventures and associates	(36)	50	—	(72)	—	—	(48)	(106)
Other comprehensive income/(loss) for the period	(1,449)	150	(28)	(51)	295	(39)	7,150	6,028
Less: non-controlling interest	61	—	—	—	—	—	—	61
Attributable to Shell plc shareholders	(1,388)	150	(28)	(51)	295	(39)	7,150	6,089
At December 31, 2021	(9,563)	1,294	3	(536)	(2,144)	(226)	(8,474)	(19,646)
At January 1, 2020	(9,415)	793	8	(233)	(2,016)	(287)	(13,023)	(24,173)
Recognised in other comprehensive income	1,204	68	31	(9)	(423)	17	(3,455)	(2,567)
Reclassified to income	(28)	—	(8)	(173)	—	94	—	(115)
Reclassified to the balance sheet	—	—	—	16	—	—	—	16
Reclassified to retained earnings	—	169	—	—	—	—	101	270
Tax on amounts recognised/reclassified	3	(4)	—	6	—	(11)	753	747
Total, net of tax	1,179	233	23	(160)	(423)	100	(2,601)	(1,649)
Share of joint ventures and associates	51	118	—	(92)	—	—	—	77
Other comprehensive (loss)/income for the period	1,230	351	23	(252)	(423)	100	(2,601)	(1,572)
Less: non-controlling interest	10	—	—	—	—	—	—	10
Attributable to Shell plc shareholders	1,240	351	23	(252)	(423)	100	(2,601)	(1,562)
At December 31, 2020	(8,175)	1,144	31	(485)	(2,439)	(187)	(15,624)	(25,735)